RELATED PARTY TRANSACTIONS AND BALANCES	12 Months Ended
Dec. 31, 2025
Disclosure of transactions between related parties [Abstract]
RELATED PARTY TRANSACTIONS AND BALANCES [Text Block]

10. RELATED PARTY TRANSACTIONS AND BALANCES

The aggregate value of transactions and outstanding balances relating to key management personnel were as follows:

	Year ended
	December 31,	December 31,
	2025	2024
Salaries and fees	$3,173	$1,713
Share-based payments	2,392	2,042
Total related party expenses	$5,565	$3,755

As at December 31, 2025, the Company had $1.8 million (December 31, 2024 - $0.6 million) due to directors and management related to remuneration and expense reimbursements. As at December 31, 2025, the Company had $Nil (December 31, 2024 - $Nil) due from directors and management.